Related Party Transactions and Balances (Details)		12 Months Ended
	Jul. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Related Party Transactions and Balances (Details) [Line Items]
Purchase amount (in Dollars) | $	$ 20,000
Yisheng Biopharma Holding Ltd (Hong Kong) [Member]
Related Party Transactions and Balances (Details) [Line Items]
Amount lent to related party		¥ 2,966,777	¥ 30,088,833
Loan repaid		33,055,610
Amounts due from related party